Other account payables and accrued expenses	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Other account payables and accrued expenses

Note 9: —Other account payables and accrued expenses

Other payable and accrued expenses consisted of the following as of:

	December 31,
	2021	2020
Accrued expenses	$23,645	$15,471
Accrued employee and government authorities	16,649	12,283
Tax withholding in connection with employees’ exercises of share options and vested RSUs	2,348	11,335
Contingent consideration	1,600	1,220
Other	18	87
	$44,260	$40,396